Net Income Per Ordinary Share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	81,532,320	67,110,186	52,859,911
Effect of dilutive share options outstanding (in shares)	936,043	958,125	423,674
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	82,468,363	68,068,311	53,283,585